Equity (Details) - shares		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Number of Shares (issued and outstanding)
Balance	[1]	107,628,485	75,994,888
Issuance of shares in baby shelf offering		10,622,720
Issuance of shares in private placement			5,783,437
Exercise of share options		1,484,154	4,000
ADS granted (see Note 12c)		450,300
Issuance of shares in an IPO			25,846,160
Balance	[1]	120,185,659	107,628,485

[1]	Net of 2,641,693 treasury shares of the Company, held by the Company.